Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 3,488,978	$ 3,343
Prepaid expenses	96,667
TOTAL CURRENT ASSETS	3,585,645	3,343
Computer	1,271	1,712
OTHER ASSETS		6,230
TOTAL ASSETS	3,586,916	11,142
CURRENT LIABILITIES
Bridge Loan Payable - Stockholder and accrued interest		399,103
Accounts payable and accrued expenses	131,568	276,532
Derivative liability	516,757
TOTAL CURRENT LIABILITIES	648,325	678,358
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock, par value
Common stock at $.001 par value, 20,000,000 shares authorized; 7,613,338 shares issued and 6,613,338 outstanding for December 31, 2015 and 2014	831	7,613
Additional paid-in-capital	11,137,911	5,880,119
Accumulated deficit	(8,026,046)	(6,306,297)
Treasury stock, at cost $.001 par value, 1,000,000 shares, for December 31, 2015 and 2014		(100,000)
Accumulated other comprehensive loss	(174,108)	(148,651)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	2,938,591	(667,216)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,586,916	11,142
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, par value	$ 0.000001	$ 0.000001